Risk Management - Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Funds managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 158,182	¥ 185,158
Unconsolidated structured entities, carrying amount of assets		8,232	6,497
Unconsolidated structured entities, maximum exposure		¥ 8,232	¥ 6,497
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Funds managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 99,649	¥ 106,205
Unconsolidated structured entities, maximum exposure		¥ 99,649	¥ 106,205
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 2,096	¥ 6,400
Unconsolidated structured entities, carrying amount of assets		1,298	3,588
Unconsolidated structured entities, maximum exposure		¥ 1,298	¥ 3,588
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income and service fee
Trust schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 63,229	¥ 71,707
Unconsolidated structured entities, maximum exposure		¥ 63,229	¥ 71,707
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Debt investment schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 18,275	¥ 34,025
Unconsolidated structured entities, carrying amount of assets		9,172	14,832
Unconsolidated structured entities, maximum exposure		¥ 9,172	¥ 14,832
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Debt investment schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 27,747	¥ 37,112
Unconsolidated structured entities, maximum exposure		¥ 27,747	¥ 37,112
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Others managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size	[1]	¥ 290,937	¥ 452,814
Unconsolidated structured entities, carrying amount of assets	[1]	12,681	10,827
Unconsolidated structured entities, maximum exposure	[1]	¥ 12,681	¥ 10,827
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income and service fee	Investment income and service fee
Others managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets	[1]	¥ 75,551	¥ 98,003
Unconsolidated structured entities, maximum exposure	[1]	¥ 75,551	¥ 98,003
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income	Investment income

[1]	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.